Note 11 - Computation of Earnings per Share (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Computation of Earnings per Share [Line Items]
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components		€ (5,390)	€ 267	€ (751)
Coupon on additional equity components, net of tax		(330)	(292)	(298)
Net income (loss) attributable to Deutsche Bank shareholders, numerator for basic earnings per share		€ (5,719)	€ (26)	€ (1,049)
Effect of dilutive securities		0	0	0
Net income (loss) attributable to Deutsche Bank shareholders after assumed conversions, numerator for diluted earnings per share	[1]	€ (5,719)	€ (26)	€ (1,049)
Number of shares in million [Abstract]
Weighted-average shares outstanding, denominator for basic earnings per share	[2]	2,110	2,102.2	1,967.7
Effect of dilutive securities:
Forwards		0	0	0
Employee stock compensation options		0	0	0
Deferred shares		0	0	0
Other (including trading options)		0	0	0
Dilutive potential common shares		0	0	0
Adjusted weighted-average shares after assumed conversions, denominator for diluted earnings per share	[2],[3]	2,110	2,102.2	1,967.7

[1]	In 2019 tax impact is recognized in income (loss) directly, which did not have a material impact as noted in Note 2.
[2]	The number of average basic and diluted shares outstanding has been adjusted for all periods before April 2017 in order to reflect the effect of the bonus component of subscription rights issued in April 2017 in connection with the capital increase.
[3]	Due to the net loss situation for 2019, 2018 and 2017 potentially dilutive shares are generally not considered for the earnings per share calculation, because to do so would decrease the net loss per share. Under a net income situation however, the number of adjusted weighted average shares after assumed conversion would have been increased by60million shares for 2019,53million shares for 2018 and62million shares for 2017.